Income Taxes - Deferred Tax Assets and Liabilities Caption In The Balance Sheet (Detail) (USD $) In Millions, unless otherwise specified	Mar. 31, 2013	Jun. 30, 2012	Jun. 30, 2011
Deferred tax assets and liabilities
Current deferred tax asset	$ 18.2	$ 18.6	$ 20.0
Non-current deferred tax asset		135.2	114.8
Current deferred tax liability	(1.6)	(1.6)	(0.7)
Non-current deferred tax liability	(211.8)	(219.9)	(192.7)
Net deferred income tax liabilities		$ (67.7)	$ (58.6)